Property, Plant and Equipment - Disclosure of Property, Plant and Equipment (Details) - ZAR (R) R in Millions	Jun. 30, 2019	Jun. 30, 2018
Disclosure of detailed information about property, plant and equipment [line items]
Total property, plant and equipment	R 27,749	R 30,969
Mining assets
Disclosure of detailed information about property, plant and equipment [line items]
Total property, plant and equipment	20,549	24,203
Mining assets under construction
Disclosure of detailed information about property, plant and equipment [line items]
Total property, plant and equipment	2,964	2,528
Undeveloped properties
Disclosure of detailed information about property, plant and equipment [line items]
Total property, plant and equipment	3,965	3,974
Other non-mining assets
Disclosure of detailed information about property, plant and equipment [line items]
Total property, plant and equipment	R 271	R 264